INTANGIBLE ASSETS (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,414	$ 3,414
Accumulated amortization	2,655	2,364
Amortized cost	759	1,050
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,170	2,170
Accumulated amortization	1,675	1,525
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,015	1,015
Accumulated amortization	897	776
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	229	229
Accumulated amortization	$ 83	$ 63